Commitments	12 Months Ended
Jun. 30, 2026
Disclosure of Commitments [Abstract]
Commitments	20. Commitments
(a) Capital commitments
Commitments for expenditure on intangibles and property, plant and equipment not provided for in these consolidated financial statements are estimated at $481 million (2025 – $550 million; 2024 – $783 million).
(b) Other commitments
The future minimum lease rentals payable in the year ended 30 June 2026 for short-term leases and leases of low-value assets are estimated at $13 million
(2025 – $19 million; 2024 – $23 million). The total future cash outflows for leases that had not yet commenced, and not recognised as lease liabilities at 30
June 2026, are estimated at $12 million (2025 –
$1 million; 2024 – $3 million).